FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
Summary of assets measured or disclosed at fair value

Fair value measurement
at December 31, 2023
Quoted prices
in active
	Fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Assets
Derivative assets*	1,392	—	1,392	—

Total Assets	1,392	—	1,392	—

		Fair value measurement
		at December 31, 2024
		Quoted prices
		in active
	Fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Assets
Derivative assets*	859	—	859	—
Cryptocurrency assets	9,581	9,581	—	—

Total Assets	10,440	9,581	859	—
*

Derivative assets are related to the accumulator and decumulator agreements in which the Company would purchase or payout certain cryptocurrencies over the terms. The fair value of derivative assets not settled as of December 31, 2023 and 2024 were US$1,392 and US$859, respectively.